Equity (Details 1) - shares	Dec. 31, 2024	Dec. 31, 2023
Equity
Common shares	1,682,473,246	1,682,473,246
Treasury shares	(61,629,171)	(3,817,179)
Outstanding shares	1,620,844,075	1,678,656,067